Tax - Reconciliation of effective tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Profit/(loss) before income tax	$ (46,845)	$ 6,733	$ 9,354
Adjusted for tax effect of the following items:
Income in subsidiary, subject to income tax	83	131	95
Total income tax expense	$ 83	$ 131	$ 95